Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Summary of Disaggregation of Revenue

The table below presents a disaggregation of revenue by direct and indirect relationships for the three months ended:

	March 31, 2020	March 31, 2019
	(Successor)	(Predecessor)
Revenue
Direct relationships	$38,715,624	$22,309,716
Indirect relationships	746,913	713,689

Total Revenue	$39,462,537	$23,023,405

The table below presents a disaggregation of revenue by direct and indirect relationships.

	From July 11, 2019 to December 31, 2019	From January 1, 2019 to July 10, 2019
	(Successor)	(Predecessor)
Revenue
Direct relationships	$56,370,029	$45,693,961
Indirect relationships	1,190,440	1,348,956

Total Revenue	$57,560,470	$47,042,917

ASC 606
Effect of Adoption of Topic 606 on Consolidated Statements of Operations

The tables below show the effects of the adoption of Topic 606 on the Company’s consolidated statements of operations for the three month period and year ended December 31, 2019:

	July 11, 2019 to December 31, 2019 (Successor)			January 1, 2019 to July 10, 2019 (Predecessor)
(in thousands)	As Reported under ASC 606	Impact of ASC 606	Excluding Impact of Adoption	As Reported under ASC 606	Impact of ASC 606	Excluding Impact of Adoption	2019 Combined Including Impact of Adoption	2019 Combined Excluding Impact of Adoption
Revenue
Processing and service fees	$57,560	$(1,254)	$58,815	$47,043	$(2,358)	$49,401	$104,603	$108,216
Interchange and network fees	—	(27,593)	27,593	—	(29,989)	29,989	—	57,582

Total Revenue	57,560	(28,847)	86,407	47,043	(32,347)	79,390	104,603	165,797
Operating Expense
Interchange and network fees	—	(27,593)	27,593	—	(29,989)	29,989	—	57,582
Other Cost of Services	15,657	(1,254)	16,911	10,216	(2,358)	12,574	25,873	29,485
Selling general and administrative	45,758	—	45,758	51,201	—	51,201	96,960	96,960
Depreciation and amortization	23,757	—	23,757	6,223	—	6,223	29,980	29,980
Change in fair value of contingent consideration	—	—	—	—	—	—	—	—

Total Operating Expenses	85,172	(28,847)	114,019	67,640	(32,347)	99,987	152,812	214,006

Income (Loss) from Operations	$(27,611)	$—	$(27,611)	$(20,597)	$—	$(20,597)	$(48,209)	$(48,209)